Associates and Joint Ventures - Summary of Financial Information of the Group's Associates and Joint Ventures (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue	[1]	£ 25,867	£ 27,283	£ 27,655
Profit before taxation		3,538	(17,061)	9,324
Post-tax results of associates and joint ventures		1,900	585	442
Other comprehensive income (loss)		(57)	(3,374)	8,707
Total comprehensive income		3,124	(17,563)	15,553
ITC Ltd.
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		7,265	6,805	7,126
Profit before taxation		2,680	2,813	2,395
Post-tax results of associates and joint ventures		2,025	2,121	1,761
Other comprehensive income (loss)		98	(368)	56
Total comprehensive income		2,123	1,753	1,817
Other associates
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		2,671	2,607	2,360
Profit before taxation		(13)	(202)	(403)
Post-tax results of associates and joint ventures		(24)	(202)	(391)
Other comprehensive income (loss)		(15)	(20)	32
Total comprehensive income		(39)	(222)	(359)
Associates and Joint Ventures
Disclosure of Associate and Joint Venture Results and Other Comprehensive Income [Line Items]
Revenue		9,936	9,412	9,486
Profit before taxation		2,667	2,611	1,992
Post-tax results of associates and joint ventures		2,001	1,919	1,370
Other comprehensive income (loss)		83	(388)	88
Total comprehensive income		£ 2,084	£ 1,531	£ 1,458

[1]	Revenue is net of duty, excise and other taxes of £33,818 million, £36,917 million and £38,527 million for the years ended 31 December 2024, 2023 and 2022, respectively.